Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting information

Total Assets by Segment	December 31, 2025	December 31, 2024
Bermuda	5,111,127	5,438,279
Cayman	4,425,113	4,337,829
Channel Islands and the UK	4,599,096	4,526,623
Other	70,731	62,682
Total assets before inter-segment eliminations	14,206,067	14,365,413
Less: inter-segment eliminations	(111,173)	(134,017)
Total	14,094,894	14,231,396

2025	Bermuda	Cayman	Channel Islands and the UK	Other	Total before eliminations	Inter-segment eliminations	Total
Year ended December 31
Interest income
Interest income	215,493	155,681	185,795	141	557,110	—	557,110
Interest income - Inter-segment	279	3,251	35	—	3,565	(3,565)	—
Interest income Total	215,772	158,932	185,830	141	560,675	(3,565)	557,110

Interest expense
Interest expense	42,010	38,331	112,687	—	193,028	—	193,028
Interest expense - Inter-segment	3,273	—	292	—	3,565	(3,565)	—
Interest expense Total	45,283	38,331	112,979	—	196,593	(3,565)	193,028

Net interest income
Net interest income	173,483	117,350	73,108	141	364,082	—	364,082
Net interest income - Inter-segment	(2,994)	3,251	(257)	—	—	—	—
Net interest income Total	170,489	120,601	72,851	141	364,082	—	364,082

Non-interest income	100,435	77,014	44,505	46,447	268,401	(25,494)	242,907

Allowance for credit losses	2,725	(174)	(2,768)	—	(217)	—	(217)

Net revenue before gains and losses	273,649	197,441	114,588	46,588	632,266	(25,494)	606,772

Gains and losses	25	(16)	11	—	20	—	20

Total net revenue	273,674	197,425	114,599	46,588	632,286	(25,494)	606,792

Expenses
Salaries and other employee benefits	78,088	28,647	46,163	29,737	182,635	—	182,635
Technology and communications	31,823	13,544	9,324	1,530	56,221	—	56,221
Non-income taxes	17,716	1,675	2,495	1,403	23,289	—	23,289
Professional and outside services	13,964	2,386	4,232	1,322	21,904	—	21,904
Property	9,380	2,880	6,741	2,571	21,572	—	21,572
Amortization of intangible assets	1,430	1,101	3,571	1,900	8,002	—	8,002
Depreciation	13,624	4,505	2,729	485	21,343	—	21,343
Income tax benefit (expense)	—	—	4,895	1,129	6,024	—	6,024
Other expenses	42,485	13,760	(560)	3,669	59,354	(25,494)	33,860
Expenses Total	208,510	68,498	79,590	43,746	400,344	(25,494)	374,850

Net income	65,164	128,927	35,009	2,842	231,942	—	231,942

2024	Bermuda	Cayman	Channel Islands and the UK	Other	Total before eliminations	Inter-segment eliminations	Total
Year ended December 31
Interest income
Interest income	222,674	159,109	203,696	238	585,717	—	585,717
Interest income - Inter-segment	7,140	5,275	1,048	—	13,463	(13,463)	—
Interest income Total	229,814	164,384	204,744	238	599,180	(13,463)	585,717

Interest expense
Interest expense	53,559	46,948	134,007	—	234,514	—	234,514
Interest expense - Inter-segment	6,290	29	7,144	—	13,463	(13,463)	—
Interest expense Total	59,849	46,977	141,151	—	247,977	(13,463)	234,514

Net interest income
Net interest income	169,115	112,161	69,689	238	351,203	—	351,203
Net interest income - Inter-segment	850	5,246	(6,096)	—	—	—	—
Net interest income Total	169,965	117,407	63,593	238	351,203	—	351,203

Non-interest income	93,733	71,949	44,366	42,361	252,409	(22,394)	230,015

Allowance for credit losses	(1,834)	135	37	—	(1,662)	—	(1,662)

Net revenue before gains and losses	261,864	189,491	107,996	42,599	601,950	(22,394)	579,556

Gains and losses	88	—	289	—	377	—	377

Total net revenue	261,952	189,491	108,285	42,599	602,327	(22,394)	579,933

Expenses
Salaries and other employee benefits	74,985	27,207	45,617	26,215	174,024	—	174,024
Technology and communications	30,866	14,196	9,823	1,404	56,289	—	56,289
Non-income taxes	17,231	1,965	2,225	1,251	22,672	—	22,672
Professional and outside services	14,033	2,135	5,581	945	22,694	—	22,694
Property	9,015	2,925	8,085	2,469	22,494	—	22,494
Amortization of intangible assets	1,429	1,101	3,456	2,020	8,006	—	8,006
Depreciation	13,174	4,517	3,078	585	21,354	—	21,354
Income tax benefit (expense)	—	—	3,337	1,194	4,531	—	4,531
Other expenses	37,885	13,002	(54)	3,114	53,947	(22,394)	31,553
Expenses Total	198,618	67,048	81,148	39,197	386,011	(22,394)	363,617

Net income	63,334	122,443	27,137	3,402	216,316	—	216,316

2023	Bermuda	Cayman	Channel Islands and the UK	Other	Total before eliminations	Inter-segment eliminations	Total
Year ended December 31
Interest income
Interest income	220,946	159,043	165,558	83	545,630	—	545,630
Interest income - Inter-segment	1,925	6,908	1,358	—	10,191	(10,191)	—
Interest income Total	222,871	165,951	166,916	83	555,821	(10,191)	545,630

Interest expense
Interest expense	36,511	31,214	110,945	—	178,670	—	178,670
Interest expense - Inter-segment	5,699	1,050	3,442	—	10,191	(10,191)	—
Interest expense Total	42,210	32,264	114,387	—	188,861	(10,191)	178,670

Net interest income
Net interest income	184,435	127,829	54,613	83	366,960	—	366,960
Net interest income - Inter-segment	(3,774)	5,858	(2,084)	—	—	—	—
Net interest income Total	180,661	133,687	52,529	83	366,960	—	366,960

Non-interest income	89,948	66,891	39,074	35,801	231,714	(19,378)	212,336

Allowance for credit losses	(4,755)	61	242	—	(4,452)	—	(4,452)

Net revenue before gains and losses	265,854	200,639	91,845	35,884	594,222	(19,378)	574,844

Gains and losses	4,011	(4)	(253)	(1)	3,753	—	3,753

Total net revenue	269,865	200,635	91,592	35,883	597,975	(19,378)	578,597

Expenses
Salaries and other employee benefits	78,573	30,067	46,272	23,027	177,939	—	177,939
Technology and communications	29,232	12,556	8,670	1,476	51,934	—	51,934
Non-income taxes	16,769	1,817	1,821	1,050	21,457	—	21,457
Professional and outside services	14,006	1,815	4,301	934	21,056	—	21,056
Property	9,116	2,882	7,239	2,414	21,651	—	21,651
Amortization of intangible assets	1,430	1,101	2,821	376	5,728	—	5,728
Depreciation	11,390	3,677	4,018	682	19,767	—	19,767
Income tax benefit (expense)	—	—	1,278	(511)	767	—	767
Other expenses	38,343	10,596	1,511	1,734	52,184	(19,378)	32,806
Expenses Total	198,859	64,511	77,931	31,182	372,483	(19,378)	353,105

Net income	71,006	136,124	13,661	4,701	225,492	—	225,492